Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Guarantee Obligations [Line Items]
Environmental, health and safety, tax and employment matters	$ 166		$ 175
Balance as of January 1	929	[1]	591
Warranties and performance guarantees issued			421
Settlements made	330		284
Other	(10)		201
Balance as of December 31	1,033		929	[1]
Standard Product Warranty Accrual, Increase for Warranties Issued	444
Commercial aerospace financing arrangements (see Note 5)
Guarantee Obligations [Line Items]
Maximum Potential Payment	333		348
Carrying Amount of Liability	7		9
Credit Facilities And Debt Obligations (expire 2019 to 2028)
Guarantee Obligations [Line Items]
Maximum Potential Payment	0		15
Carrying Amount of Liability	0		0
Performance Guarantees
Guarantee Obligations [Line Items]
Maximum Potential Payment	48		55
Carrying Amount of Liability	$ 0		$ 5

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